LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2020
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

12.         LONG-TERM INVESTMENTS

Equity method investments

In April 2016, the Group invested cash consideration of $231 to set up a joint venture, Hainan RYB International Kindergarten Management Co., Ltd (“Hainan RYB”), with a third party, and obtained 51% equity interest in ownership. The Group holds three seats out of five of the board of directors of Hainan RYB. Subject to the articles of association of Hainan RYB, the adoption of any resolution of the board of directors shall require the affirmative vote of all directors of Hainan RYB. The Group used the equity method to account for the investment, because the Group had the ability to exercise significant influence but did not have control over the investee.

12.         LONG-TERM INVESTMENTS - continued

Equity method investments - continued

In September 2016, the Group invested cash consideration of $301 to acquire 16% equity interest in Beijing Seven Children Education Technology Co., Ltd. (“Seven Children”). The Group holds one seat out of three of the board of directors of Seven Children. The Group used the equity method to account for the investment, because the Group had the ability to exercise significant influence but did not have control over the investee.

In November 2018, the Group invested cash consideration of $4,400 for 19% equity interest in Beijing Da Ai Pre-school Management Education Technology Co., Ltd. (“Beijing Da Ai”). The Group holds one seat out of three of the board of directors of Beijing Da Ai. The Group accounts for the investment using equity method, because the Group has the ability to exercise significant influence but does not have control over the investee. In March 2020, the Company recorded an impairment loss of $1,819 for this investment based on the fair value. In August 2020, pursuant to the investment agreement dated in November 2018, the Group sold the investment in Beijing Da Ai to the principle shareholder at a consideration of the original consideration the Group paid. The Group recorded the receivables of $1,909 from the principle shareholder in the prepaid expenses and other current assets. As of December 31, 2020, full valuation allowance was recorded to the receivables as the Group believe the collectability is remote (see Note 7).

The Group shared loss of $291, $664 and $185 from its equity method investments during the years ended December 31, 2018, 2019 and 2020, respectively.

Available-for-sale securities

On June 25, 2018, the Group entered into an investment agreement with the owners of Beijing Borderless Education Consulting Co., Ltd. (“Beijing Borderless”), a company established in the PRC, principally engaged in providing education content and operating traditional cultural service platforms. The Group purchased 20% equity ownership interest for a cash consideration of $436. The investment was classified as available-for-sale security and measured at fair value as the Group determined that investment was debt security due to the redemption option available to the investor. The unrealized holding gains or losses of nil was reported in other comprehensive income for the years ended December 31, 2019 and 2020. In July 2020, the Group entered into agreements with the principle shareholder of Beijing Borderless and Beijing Borderless, respectively. According to the agreements, the principle shareholder of Beijing Borderless purchased all of the equity interest held by the Group and the consideration was settled by transferring certain courses from Beijing Borderless to the Group. The Group recorded the courses as intangible assets at the fair value. In addition, as the fair value of the courses approximated the carrying amount of this investment, there was no gain or loss recognized as a result of this transaction.

On July 2, 2019, the Group entered into an investment agreement with the owners of Beijing Rui Le, a company established in the PRC, principally engaged in providing pre-school education training services. The Group purchased 16% equity ownership interest for cash consideration of $575. The investment was classified as available-for-sale security and measured at fair value as the Group determined that investment was debt security due to the redemption option available to the investor. In 2020, the Group determined that the investment was impaired and the impairment was other-than-temporary. The Group recorded $nil, $nil, $613 of impairment losses during the years ended December 31, 2018, 2019 and 2020.